Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party accounts receivable	$ 12,327	$ 21,852	$ 135,687
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	325,000,000	325,000,000	325,000,000
Common stock, shares issued	234,953,286	234,953,286	0
Common stock, shares outstanding	234,953,286	234,953,286	0
Series B Preferred Stock [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	25,000	25,000	25,000
Temporary equity, shares issued	14,950	14,950	0
Temporary equity, shares outstanding	14,950	14,950	0
Series C Preferred Stock [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	2,000	2,000	2,000
Temporary equity, shares issued	225	200	0
Temporary equity, shares outstanding	225	200	0
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000	1,000	1,000
Preferred stock, shares issued	1,000	1,000	0
Preferred stock, shares outstanding	1,000	1,000	0